Geographical Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 21,820	$ 16,412	$ 42,137	$ 32,138
CA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	14,065	10,499	26,211	20,381
US
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	7,636	5,829	15,594	11,059
Others Countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 119	$ 84	$ 332	$ 698